CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Basic Materials - 5.4%
Metal Fabricating - 3.5%
Omega Flex, Inc.	374,370	$54,923,823
RBC Bearings, Inc. (a)	471,550	94,036,501
		148,960,324
Specialty Chemicals - 1.9%
Balchem Corporation	599,435	78,681,838

Consumer Discretionary - 9.7%
Auto Parts - 1.5%
Dorman Products, Inc. (a)	622,664	64,551,577

Education Services - 1.3%
Grand Canyon Education, Inc. (a)	594,705	53,505,609

Home Improvement Retailers - 3.0%
SiteOne Landscape Supply, Inc. (a)	740,530	125,342,108

Recreational Products - 3.9%
Fox Factory Holding Corporation (a)	1,039,513	161,810,594

Consumer Staples - 1.2%
Nondurable Household Products - 1.2%
WD-40 Company	203,918	52,262,144

Financials - 0.6%
Financial Data Providers - 0.6%
Computer Services, Inc.	451,372	25,389,675

Health Care - 15.9%
Biotechnology - 2.1%
Ligand Pharmaceuticals, Inc. (a)	308,390	40,457,684
Vericel Corporation (a)	889,119	46,678,747
		87,136,431

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Health Care Management Services - 0.5%
National Research Corporation	477,274	$21,906,877

Healthcare Services - 3.1%
Omnicell, Inc. (a)	859,855	130,225,040

Medical Equipment - 5.3%
CareDx, Inc. (a)	206,017	18,854,676
LeMaitre Vascular, Inc. (b)	1,274,721	77,783,475
Repligen Corporation (a)	623,735	124,509,981
		221,148,132
Medical Supplies - 4.9%
Merit Medical Systems, Inc. (a)	1,490,395	96,368,941
Neogen Corporation (a)	2,316,272	106,641,163
		203,010,104
Industrials - 30.3%
Building Materials: Other - 5.1%
Landcadia Holdings III, Inc. - Class A (a)	1,575,266	19,533,298
Simpson Manufacturing Company, Inc.	866,415	95,686,873
Trex Company, Inc. (a)	978,485	100,010,952
		215,231,123
Building: Climate Control - 1.8%
AAON, Inc.	1,218,475	76,264,350

Construction - 2.3%
Construction Partners, Inc. - Class A (a)(b)	3,117,891	97,901,777

Defense - 5.1%
Axon Enterprise, Inc. (a)	573,110	101,325,848
Mercury Systems, Inc. (a)	1,672,573	110,858,138
		212,183,986
Diversified Industrials - 1.5%
ESCO Technologies, Inc.	663,155	62,210,570

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 30.3% (Continued)
Electronic Equipment: Control & Filter - 1.8%
Helios Technologies, Inc.	958,207	$74,788,056

Electronic Equipment: Gauges & Meters - 2.3%
Mesa Laboratories, Inc. (b)	354,081	96,016,145

Engineering & Contracting Services - 2.6%
Exponent, Inc.	1,196,555	106,744,672

Machinery: Construction & Handling - 1.6%
Douglas Dynamics, Inc. (b)	1,632,625	66,431,511

Machinery: Industrial - 2.2%
EVI Industries, Inc. (a)	519,322	14,748,745
John Bean Technologies Corporation	541,180	77,183,092
		91,931,837
Professional Business Support Services - 2.2%
Paylocity Holding Corporation (a)	476,745	90,962,946

Transaction Processing Services - 1.8%
ACI Worldwide, Inc. (a)	1,986,480	73,777,867

Real Estate - 3.1%
Real Estate Services - 3.1%
FirstService Corporation	748,560	128,198,386

Technology - 26.1%
Computer Services - 1.2%
Workiva, Inc. (a)	443,300	49,352,589

Electronic Components - 1.4%
Rogers Corporation (a)	295,960	59,428,768

Production Technology Equipment - 3.6%
Brooks Automation, Inc.	555,000	52,880,400

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Technology - 26.1% (Continued)
Production Technology Equipment - 3.6% (Continued)
Novanta, Inc. (a)	731,020	$98,512,255
		151,392,655
Software - 19.9%
Altair Engineering, Inc. - Class A (a)	1,453,555	100,251,688
BlackLine, Inc. (a)	958,840	106,690,127
Descartes Systems Group, Inc. (The) (a)	1,851,846	128,073,669
Five9, Inc. (a)	300,585	55,124,283
Model N, Inc. (a)(b)	2,868,844	98,315,284
PROS Holdings, Inc. (a)	1,641,715	74,812,952
Q2 Holdings, Inc. (a)	427,815	43,885,263
Simulations Plus, Inc. (b)	1,123,524	61,692,703
SPS Commerce, Inc. (a)	1,123,580	112,189,463
Vertex, Inc. - Class A (a)(b)	2,205,100	48,379,894
		829,415,326
Telecommunications - 1.9%
Telecommunications Equipment - 1.9%
Vocera Communications, Inc. (a)(b)	2,004,504	79,879,484

Utilities - 3.1%
Waste & Disposal Services - 3.1%
Casella Waste Systems, Inc. - Class A (a)	2,045,385	129,738,771

Total Common Stocks (Cost $2,200,003,685)		$4,065,781,272

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 0.01% (c) (Cost $20,856,645)	20,856,645	$20,856,645

Total Investments at Value - 97.8% (Cost $2,220,860,330)		$4,086,637,917

Other Assets in Excess of Liabilities - 2.2%		90,729,230

Net Assets - 100.0%		$4,177,367,147

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Basic Materials - 3.1%
Metal Fabricating - 2.0%
RBC Bearings, Inc. (a)	40,341	$8,044,802

Specialty Chemicals - 1.1%
Balchem Corporation	32,925	4,321,735

Consumer Discretionary - 17.3%
Consumer Services: Miscellaneous - 4.7%
Copart, Inc. (a)	14,025	1,848,916
IAA, Inc. (a)	122,065	6,657,425
Rollins, Inc.	286,087	9,784,175
		18,290,516
Education Services - 3.4%
Bright Horizons Family Solutions, Inc. (a)	67,920	9,991,711
Grand Canyon Education, Inc. (a)	39,525	3,556,064
		13,547,775
Home Improvement Retailers - 2.2%
SiteOne Landscape Supply, Inc. (a)	51,445	8,707,581

Hotels & Motels - 2.1%
Vail Resorts, Inc. (a)	26,545	8,402,023

Recreational Products - 3.7%
Pool Corporation	31,895	14,628,961

Recreational Vehicles & Boats - 1.2%
LCI Industries	35,825	4,708,122

Health Care - 18.8%
Healthcare Services - 4.5%
Health Catalyst, Inc. (a)	99,830	5,541,563
Omnicell, Inc. (a)	80,685	12,219,743
		17,761,306
Medical Equipment - 2.9%
CareDx, Inc. (a)	19,825	1,814,384

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 18.8% (Continued)
Medical Equipment - 2.9% (Continued)
Repligen Corporation (a)	47,330	$9,448,015
		11,262,399
Medical Supplies - 11.4%
Bio-Techne Corporation	25,720	11,580,687
Merit Medical Systems, Inc. (a)	83,813	5,419,349
Neogen Corporation (a)	157,911	7,270,222
Teleflex, Inc.	19,965	8,021,737
West Pharmaceutical Services, Inc.	36,019	12,934,423
		45,226,418
Industrials - 34.2%
Aerospace - 1.9%
HEICO Corporation - Class A	61,955	7,693,572

Building Materials: Other - 6.1%
Landcadia Holdings III, Inc. - Class A (a)	151,700	1,881,080
Simpson Manufacturing Company, Inc.	45,290	5,001,828
Trex Company, Inc. (a)	92,815	9,486,621
Watsco, Inc.	26,755	7,669,053
		24,038,582
Construction - 2.2%
Construction Partners, Inc. - Class A (a)	279,915	8,789,331

Containers & Packaging - 1.8%
AptarGroup, Inc.	50,230	7,074,393

Defense - 5.1%
Axon Enterprise, Inc. (a)	55,770	9,860,136
Mercury Systems, Inc. (a)	154,775	10,258,487
		20,118,623
Electronic Equipment: Gauges & Meters - 1.9%
Cognex Corporation	88,510	7,439,266

Engineering & Contracting Services - 2.4%
Exponent, Inc.	105,380	9,400,950

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 34.2% (Continued)
Machinery: Construction & Handling - 1.7%
Douglas Dynamics, Inc.	166,100	$6,758,609

Machinery: Engines - 2.4%
Generac Holdings, Inc. (a)	22,650	9,403,148

Machinery: Industrial - 2.3%
EVI Industries, Inc. (a)	111,355	3,162,482
John Bean Technologies Corporation	41,980	5,987,188
		9,149,670
Machinery: Specialty - 2.1%
Graco, Inc.	108,065	8,180,521

Professional Business Support Services - 2.1%
Fair Isaac Corporation (a)	16,470	8,279,140

Transaction Processing Services - 2.2%
Jack Henry & Associates, Inc.	52,495	8,583,457

Real Estate - 2.6%
Real Estate Services - 2.6%
FirstService Corporation	59,685	10,221,653

Technology - 18.6%
Computer Services - 4.8%
Gartner, Inc. (a)	25,320	6,132,504
Tyler Technologies, Inc. (a)	19,555	8,846,095
Workiva, Inc. (a)	36,565	4,070,781
		19,049,380
Production Technology Equipment - 0.9%
Novanta, Inc. (a)	27,175	3,662,103

Software - 12.9%
Altair Engineering, Inc. - Class A (a)	81,445	5,617,262
ANSYS, Inc. (a)	5,375	1,865,447
Avalara, Inc. (a)	36,230	5,862,014

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Technology - 18.6% (Continued)
Software - 12.9% (Continued)
Descartes Systems Group, Inc. (The) (a)	139,950	$9,678,942
Five9, Inc. (a)	20,310	3,724,651
Guidewire Software, Inc. (a)	64,845	7,309,328
Lightspeed POS, Inc. (a)	63,590	5,316,760
Q2 Holdings, Inc. (a)	50,425	5,172,597
SPS Commerce, Inc. (a)	64,209	6,411,269
		50,958,270
Utilities - 3.0%
Waste & Disposal Services - 3.0%
Casella Waste Systems, Inc. - Class A (a)	187,925	11,920,083

Total Investments at Value - 97.6% (Cost $251,209,661)		$385,622,389

Other Assets in Excess of Liabilities - 2.4%		9,420,652

Net Assets - 100.0%		$395,043,041

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Basic Materials - 1.5%
Metal Fabricating - 1.5%
Fastenal Company	395	$20,540

Consumer Discretionary - 19.6%
Consumer Services: Miscellaneous - 8.0%
Copart, Inc. (a)	525	69,211
Rollins, Inc.	1,120	38,304
		107,515
Education Services - 3.1%
Bright Horizons Family Solutions, Inc. (a)	205	30,158
Grand Canyon Education, Inc. (a)	120	10,796
		40,954
Hotels & Motels - 2.4%
Vail Resorts, Inc. (a)	100	31,652

Recreational Products - 3.6%
Pool Corporation	105	48,159

Specialty Retail - 2.5%
Tractor Supply Company	180	33,491

Financials - 2.3%
Financial Data Providers - 2.3%
FactSet Research Systems, Inc.	90	30,205

Health Care - 24.5%
Health Care Services - 3.4%
Veeva Systems, Inc. - Class A (a)	145	45,088

Medical Equipment - 5.8%
IDEXX Laboratories, Inc. (a)	70	44,208
Masimo Corporation (a)	70	16,972
STERIS plc	80	16,504
		77,684

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Health Care - 24.5% (Continued)
Medical Supplies - 15.3%
Align Technology, Inc. (a)	80	$48,880
Bio-Techne Corporation	105	47,277
Teleflex, Inc.	100	40,179
West Pharmaceutical Services, Inc.	190	68,229
		204,565
Industrials - 19.1%
Aerospace - 3.2%
HEICO Corporation - Class A	345	42,842

Containers & Packaging - 1.9%
Ball Corporation	315	25,521

Electronic Equipment: Gauges & Meters - 1.6%
Cognex Corporation	255	21,433

Electronic Equipment: Pollution Control - 1.6%
Xylem, Inc.	175	20,993

Machinery: Specialty - 2.8%
Graco, Inc.	505	38,229

Professional Business Support Services - 5.0%
TransUnion	250	27,453
Verisk Analytics, Inc.	225	39,311
		66,764
Transaction Processing Services - 3.0%
Jack Henry & Associates, Inc.	245	40,060

Real Estate - 3.4%
Real Estate Services - 3.4%
CoStar Group, Inc. (a)	545	45,137

Technology - 23.3%
Computer Services - 5.4%
Gartner, Inc. (a)	150	36,330

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Technology - 23.3% (Continued)
Computer Services - 5.4% (Continued)
Tyler Technologies, Inc. (a)	80	$36,190
		72,520
Software - 17.9%
ANSYS, Inc. (a)	140	48,588
Avalara, Inc. (a)	155	25,079
Coupa Software, Inc. (a)	95	24,900
Fortinet, Inc. (a)	195	46,447
Guidewire Software, Inc. (a)	215	24,235
Lightspeed POS, Inc. (a)	285	23,829
Qualtrics International, Inc. - Class A (a)	415	15,874
Roper Technologies, Inc.	65	30,563
		239,515
Utilities - 2.6%
Waste & Disposal Services - 2.6%
Waste Connections, Inc.	295	35,232

Total Investments at Value - 96.3% (Cost $1,299,947)		$1,288,099

Other Assets in Excess of Liabilities - 3.7%		50,051

Net Assets - 100.0%		$1,338,150

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.